CLOSURES AND IMPAIRMENTS EXPENSE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended								3 Months Ended	6 Months Ended
	Dec. 04, 2012	Nov. 29, 2011	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010	Jan. 09, 2013 Marlin & Ray's [Member]	Jan. 09, 2013 Wok Hay [Member]	Jan. 09, 2013 Lime Fresh [Member]	Jan. 09, 2013 Truffles [Member]	Dec. 04, 2012 All Concept Restaurants to be Disposed [Member]	Dec. 04, 2012 All Concept Restaurants to be Disposed [Member]
Impairment Expense [Abstract]
Number of Restaurants	742		742		714	714			13	1	2	2
Property impairments	$ 18,514,000	$ 630,000	$ 18,962,000	$ 836,000									$ 16,900,000	$ 16,900,000
Closed restaurant lease reserves	(99,000)	(153,000)	379,000	(74,000)		3,841,000	(333,000)	756,000
Other closing costs	343,000	226,000	632,000	416,000		1,869,000	437,000	859,000
Gain on sale of surplus properties	(507,000)	(50,000)	(598,000)	(80,000)		(678,000)	47,000	(1,020,000)
Total closure and impairments expenses	18,251,000	653,000	19,375,000	1,098,000	18,665,000	18,665,000	6,249,000	3,776,000
Closed Location Lease Obligation [Roll Forward]
Beginning balance			6,813,000	2,660,000		2,660,000	4,969,000
Closing expense including rent and other lease charges			379,000			3,841,000	(333,000)
Payments			(1,581,000)			1,605,000	2,372,000
Transfer of deferred escalating minimum rent balance			348,000			2,055,000	0
Other adjustments			(19,000)			138,000	0
Ending balance	5,940,000		5,940,000		6,813,000	6,813,000	2,660,000	4,969,000
Lease obligation charge of closed restaurant, Subleased	200,000		200,000
Number of sites subleased	3		3
Amount required under the terms of sublease			800,000
Restaurants open more than one year with rolling 12 month negative cash flows [Abstract]
Restaurants open more than a year with negative cash flows			30
Negative cash flows rolling months period			12 months
Negative cash flow restaurants impaired at salvage value			20
Negative cash flow restaurants not recorded at salvage value			10
Negative cash flow restaurants not recorded at salvage value, remaining net book value.	$ 7,000,000		$ 7,000,000